Segment Reporting - Summary of Segment Reporting Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues:
Revenues from services	¥ 316,111	$ 45,203	¥ 290,738	¥ 345,030
Revenues from sales of products	223,457	31,954	225,084	192,405
Total revenues	539,568	77,157	515,822	537,435
Cost of revenues:	(136,654)	(19,542)	(153,422)	(174,208)
Gross profit	402,914	57,615	362,400	363,227
Central laboratory business [Member]
Revenues:
Revenues from services	159,993	22,878	175,649	232,812
Revenues from sales of products	0	0	0	0
Total revenues	159,993	22,878	175,649	232,812
Cost of revenues:	(22,417)	(3,205)	(33,808)	(49,473)
Gross profit	137,576	19,673	141,841	183,339
In-hospital business [Member]
Revenues:
Revenues from services	578	83	(592)	(3,704)
Revenues from sales of products	223,457	31,954	225,084	192,405
Total revenues	224,035	32,037	224,492	188,701
Cost of revenues:	(57,337)	(8,200)	(65,099)	(72,570)
Gross profit	166,698	23,837	159,393	116,131
Pharma research and development services [Member]
Revenues:
Revenues from services	155,540	22,242	115,681	115,922
Revenues from sales of products	0	0	0	0
Total revenues	155,540	22,242	115,681	115,922
Cost of revenues:	(56,900)	(8,137)	(54,515)	(52,165)
Gross profit	¥ 98,640	$ 14,105	¥ 61,166	¥ 63,757